PREPAID EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2012
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PREPAID EXPENSES AND OTHER	5. PREPAID EXPENSES AND OTHER

	December 31,
	2012	2011
Prepaid expenses	$20.7	$18.2
Receivable from Revlon, Inc.	75.1	64.2
Other	24.7	25.2

	$120.5	$107.6